Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 55.9% (a)
24,252	Accor SA (b)	$788,738
171,840	Carnival Corporation (b)	3,474,605
3,579	Choice Hotels International, Inc.	507,359
21,424	Hilton Worldwide Holdings, Inc. (b)	3,250,878
20,175	Huazhu Group, Ltd. - ADR	665,573
3,918	Hyatt Hotels Corporation - Class A (b)	373,973
20,501	InterContinental Hotels Group plc - ADR	1,410,879
18,609	Marriott International, Inc. - Class A (b)	3,270,532
477,300	Minor International pcl - NVDR (b)	480,889
171,443	Norwegian Cruise Line Holdings, Ltd. (b)	3,751,173
10,900	Resorttrust, Inc.	187,960
43,603	Royal Caribbean Cruises, Ltd. (b)	3,653,059
240,000	Shangri-La Asia, Ltd. (b)	188,779
23,319	Whitbread plc (b)	877,187
8,796	Wyndham Hotels & Resorts, Inc.	744,933
		23,626,517
	Industrials - 35.0% (a)
19,602	Air Canada (b)	380,568
214,000	Air China, Ltd. - H-Shares (b)	150,019
35,202	Air France-KLM (b)	160,351
11,683	Alaska Air Group, Inc. (b)	677,731
1,154	Allegiant Travel Company (b)	187,398
60,234	American Airlines Group, Inc. (b)	1,099,270
17,900	ANA Holdings, Inc. (b)	378,426
321,000	China Airlines, Ltd.	298,576
9,519	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	173,151
1,693	Copa Holdings SA - Class A (b)	141,602
60,093	Delta Air Lines, Inc. (b)	2,377,880
65,487	Deutsche Lufthansa AG (b)	536,131
42,370	easyJet plc (b)	310,509
287,000	Eva Airways Corporation	323,046
1,343	Hanjin Kal Corporation (b)	68,588
271,854	International Consolidated Airlines Group SA (b)	508,917
16,200	Japan Airlines Company, Ltd. (b)	305,648
26,488	JetBlue Airways Corporation (b)	395,996
19,441	Korean Air Lines Company, Ltd. (b)	484,401
103,313	Qantas Airways, Ltd. (b)	404,206
12,429	Ryanair Holdings plc - ADR (b)	1,082,814
129,400	Singapore Airlines, Ltd. (b)	525,880
3,445	SkyWest, Inc. (b)	99,388
41,718	Southwest Airlines Company (b)	1,910,684
9,348	Spirit Airlines, Inc. (b)	204,441
29,395	United Airlines Holdings, Inc. (b)	1,362,752
5,646	Wizz Air Holdings plc (b)	214,987
		14,763,360
	Real Estate - 8.7%
24,203	Apple Hospitality REIT, Inc.	434,928
13,012	DiamondRock Hospitality Company (b)	131,421
48,887	Host Hotels & Resorts, Inc.	949,874
688	Invincible Investment Corporation	239,206
492	Japan Hotel REIT Investment Corporation	252,536
21,901	Park Hotels & Resorts, Inc.	427,727
10,236	Pebblebrook Hotel Trust	250,577
11,321	RLJ Lodging Trust	159,400
5,113	Ryman Hospitality Properties, Inc. (b)	474,333
13,960	Service Properties Trust	123,267
19,135	Sunstone Hotel Investors, Inc. (b)	225,410
		3,668,679
	TOTAL COMMON STOCKS (Cost $42,184,032)	42,058,556

	PREFERRED STOCKS - 0.3%
	Industrials - 0.3%
8,827	Azul SA - ADR (b)	132,846
	TOTAL PREFERRED STOCKS (Cost $156,433)	132,846

	SHORT-TERM INVESTMENTS - 0.1%
36,325	First American Government Obligations Fund - Class X, 0.19% (c)	36,325
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,325)	36,325

	TOTAL INVESTMENTS - 100.0% (Cost $42,376,790)	42,227,727
	Other Assets in Excess of Liabilities - 0.0% (d)	17,487
	NET ASSETS - 100.0%	$42,245,214

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,058,556	$-	$-	$42,058,556
Preferred Stocks	132,846	-	-	132,846
Short-Term Investments	36,325	-	-	36,325
Total Investments in Securities	$42,227,727	$-	$-	$42,227,727

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.